Warrant Liabilities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Aug. 19, 2014	Jan. 22, 2014	Jun. 25, 2013
Warrant Liabilities (Textual)
Share Price	$ 0.61	$ 1.80			$ 0.96
Reclassification of warrant liability upon partial exercise of warrants issued in unit offering	$ 1,055,490	$ 201,311
Warrant [Member]
Warrant Liabilities (Textual)
Amount of initial warrant liability					4,827,788
Non-cash charge or the change in the fair value	$ (3,436,195)	$ 3,654,770
Share Price	$ 0.98	$ 1.80	$ 2.05	$ 2.29	$ 0.96
Warrants exercised	586,081		336,081	250,000
Issuance of common stock from cashless exercise of warrants,shares	143,004